Share-based payments (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2014	Jul. 31, 2014
Share-based Payments
Maximum period of authorized leave of absence after which vesting shall be suspended		90 days
Options outstanding
Outstanding at the beginning of the period (in shares)	5,792,691
Exercised (in shares)	(372,000)
Outstanding at the end of the period (in shares)	5,420,691	5,792,691
Non-vested at the end of the period (in shares)	74,495
Options vested and expected to vest at the end of the period (in shares)	5,420,691
Exercisable at the end of the period (in shares)	5,346,196
Weighted average exercise price per share
Outstanding, weighted average exercise price per share (in dollars per share)	$ 65.85	$ 61.66
Option vested and expected to vest at the end of the period (in dollars per share)	65.85
Exercisable at the end of the period (in dollars per share)	$ 65.84
Weighted average remaining contractual years to expiry per share
Outstanding, Weighted average remaining contractual years to expiry per share	3 years 11 months 8 days	4 years 8 months 19 days
Options vested and expected to vest at the end of the period	3 years 11 months 8 days
Exercisable at the end of the period	3 years 11 months 8 days
Aggregate intrinsic value
Outstanding, aggregate intrinsic value	$ 122,494	$ 32,986
Options vested and expected to vest at the end of the period	122,494
Exercisable at the end of the period	$ 120,885
Minimum
Share-based Payments
Expiration period from grant date	5 years
Post-termination exercise period	3 months
Maximum
Share-based Payments
Expiration period from grant date	10 years
Post-termination exercise period	9 months
Key management
Share-based Payments
Estimated forfeiture rate (as a percent)	0.00%	0.00%	0.00%
Employees
Share-based Payments
Estimated forfeiture rate (as a percent)	28.00%	29.00%	23.00%
Class A ordinary shares
Options outstanding
Exercised (in shares)		(14,000)	0
2014 Plan
Share-based Payments
Automatic increase of authorized ordinary shares					1.50%
2014 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation					5,366,998
Amended and Restated 2014 Incentive Plan
Share-based Payments
Automatic increase of authorized ordinary shares				1.50%
Amended and Restated 2014 Incentive Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation				13,985,001